Marketable debt securities - Changes in financial liabilities at fair value (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,191,900
Financial liabilities at end of period	1,259,588	$ 1,191,900
Marketable debt securities
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	96,296
Financial liabilities at end of period	103,062	96,296
Marketable debt securities | Other financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	10,504	12,335
Issues	1,243	2,299
Redemptions	(6,715)	(4,590)
Changes in fair value recognized in profit or loss	(282)	460
Financial liabilities at end of period	4,750	10,504
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	10,748
Financial liabilities at end of period	5,376	10,748
Structured bank bonds | Other financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	1,243	2,299
Redemptions	(6,715)	(4,590)
Banco Santander Mexico, S.A. | Marketable debt securities | Other financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	1,243	2,299
Redemptions	$ (6,715)	$ (4,590)